Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,
	2024	2023
Accounts receivable	$21,808,030	$23,923,551
Allowance for doubtful accounts	(1,486,333)	(1,371,341)
Total, net	$20,321,697	$22,552,210

Schedule of aging analysis of accounts receivable

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	As of December 31,
	2024	2023
Within 90 days	$7,998,811	$14,688,353
Between 91 and 180 days	11,774,674	7,667,223
Between 181 and 365 days	529,797	63,721
More than 365 days	18,415	132,913
Total, net	$20,321,697	$22,552,210

Schedule of movement of allowances for expected credit loss

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2024	2023
Balance at January 1	$1,371,341	$1,428,739
Addition	69,474	-
Foreign exchange difference	45,518	(57,398)
Balance at December 31	$1,486,333	$1,371,341